Investments (Amortized Cost Or Cost, Gross Unrealized Gains (Losses) And Fair Value Of Fixed Maturity And Equity Securities Classified As Available-For-Sale) (Details) (Detail) (USD $)
In Millions, unless otherwise specified
	Dec. 31, 2011	Dec. 31, 2010
Schedule of Available-for-sale Securities [Line Items]
Fair value	$ 58,295	$ 55,183
Fair value	361	332
Amortized cost or cost	54,914	54,985
Fair value	58,656	55,515
Not other-than-temporary impairments
Schedule of Available-for-sale Securities [Line Items]
Gross unrealized gains	5,130	2,169
Gross unrealized losses	(1,162)	(1,430)
Other-than-temporary impairments
Schedule of Available-for-sale Securities [Line Items]
Gross unrealized gains	31	34
Gross unrealized losses	(257)	(243)
Fixed maturity securities
Schedule of Available-for-sale Securities [Line Items]
Amortized cost or cost	54,558	54,662
Fair value	58,295	55,183
Fixed maturity securities | Not other-than-temporary impairments
Schedule of Available-for-sale Securities [Line Items]
Gross unrealized gains	5,111	2,156
Gross unrealized losses	(1,148)	(1,426)
Fixed maturity securities | Other-than-temporary impairments
Schedule of Available-for-sale Securities [Line Items]
Gross unrealized gains	31	34
Gross unrealized losses	(257)	(243)
Fixed maturity securities | U.S. government, agencies and government-sponsored enterprises
Schedule of Available-for-sale Securities [Line Items]
Amortized cost or cost	3,946	3,568
Fair value	4,863	3,705
Fixed maturity securities | U.S. government, agencies and government-sponsored enterprises | Not other-than-temporary impairments
Schedule of Available-for-sale Securities [Line Items]
Gross unrealized gains	918	145
Gross unrealized losses	(1)	(8)
Fixed maturity securities | Tax-exempt
Schedule of Available-for-sale Securities [Line Items]
Amortized cost or cost	564	1,124
Fair value	503	1,030
Fixed maturity securities | Tax-exempt | Not other-than-temporary impairments
Schedule of Available-for-sale Securities [Line Items]
Gross unrealized gains	15	19
Gross unrealized losses	(76)	(113)
Fixed maturity securities | Government - non-U.S.
Schedule of Available-for-sale Securities [Line Items]
Amortized cost or cost	2,017	2,257
Fair value	2,211	2,369
Fixed maturity securities | Government - non-U.S. | Not other-than-temporary impairments
Schedule of Available-for-sale Securities [Line Items]
Gross unrealized gains	196	118
Gross unrealized losses	(2)	(6)
Fixed maturity securities | U.S. Corporate
Schedule of Available-for-sale Securities [Line Items]
Amortized cost or cost	23,024	23,282
Fair value	25,258	23,967
Fixed maturity securities | U.S. Corporate | Not other-than-temporary impairments
Schedule of Available-for-sale Securities [Line Items]
Gross unrealized gains	2,542	1,123
Gross unrealized losses	(325)	(448)
Fixed maturity securities | U.S. Corporate | Other-than-temporary impairments
Schedule of Available-for-sale Securities [Line Items]
Gross unrealized gains	18	10
Gross unrealized losses	(1)
Fixed maturity securities | Corporate - non-U.S.
Schedule of Available-for-sale Securities [Line Items]
Amortized cost or cost	13,156	13,180
Fair value	13,757	13,498
Fixed maturity securities | Corporate - non-U.S. | Not other-than-temporary impairments
Schedule of Available-for-sale Securities [Line Items]
Gross unrealized gains	819	485
Gross unrealized losses	(218)	(167)
Fixed maturity securities | Residential Mortgage-Backed
Schedule of Available-for-sale Securities [Line Items]
Amortized cost or cost	5,695	4,821
Fair value	5,695	4,455
Fixed maturity securities | Residential Mortgage-Backed | Not other-than-temporary impairments
Schedule of Available-for-sale Securities [Line Items]
Gross unrealized gains	446	116
Gross unrealized losses	(252)	(304)
Fixed maturity securities | Residential Mortgage-Backed | Other-than-temporary impairments
Schedule of Available-for-sale Securities [Line Items]
Gross unrealized gains	9	18
Gross unrealized losses	(203)	(196)
Fixed maturity securities | Commercial Mortgage-Backed
Schedule of Available-for-sale Securities [Line Items]
Amortized cost or cost	3,470	3,936
Fair value	3,400	3,743
Fixed maturity securities | Commercial Mortgage-Backed | Not other-than-temporary impairments
Schedule of Available-for-sale Securities [Line Items]
Gross unrealized gains	157	132
Gross unrealized losses	(179)	(286)
Fixed maturity securities | Commercial Mortgage-Backed | Other-than-temporary impairments
Schedule of Available-for-sale Securities [Line Items]
Gross unrealized gains	4	6
Gross unrealized losses	(52)	(45)
Fixed maturity securities | Other Asset-Backed
Schedule of Available-for-sale Securities [Line Items]
Amortized cost or cost	2,686	2,494
Fair value	2,608	2,416
Fixed maturity securities | Other Asset-Backed | Not other-than-temporary impairments
Schedule of Available-for-sale Securities [Line Items]
Gross unrealized gains	18	18
Gross unrealized losses	(95)	(94)
Fixed maturity securities | Other Asset-Backed | Other-than-temporary impairments
Schedule of Available-for-sale Securities [Line Items]
Gross unrealized losses	(1)	(2)
Equity securities
Schedule of Available-for-sale Securities [Line Items]
Amortized cost or cost	356	323
Fair value	361	332
Equity securities | Not other-than-temporary impairments
Schedule of Available-for-sale Securities [Line Items]
Gross unrealized gains	19	13
Gross unrealized losses	$ (14)	$ (4)